Summary of Significant Accounting Policies (Revenue Recognition) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restaurant sales
Revenue Recognition [Line Items]
Revenue recognition, gift cards, breakage	$ 13.3	$ 11.1	$ 11.0
Other current assets, net
Revenue Recognition [Line Items]
Deferred gift card commission costs, current	$ 10.9	$ 9.7